Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 99.4%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 223,533
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 601,757
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,991,475
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 255,819
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,029,910
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 609,575
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,028,046
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 928,851
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 376,961
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 376,091
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,241,160
Series A , RB , 0.00% , 10/01/51
(a)
........ 1,000 297,481
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 3,995,391
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,226,211
Series C , RB , 0.00% , 10/01/53
(a)
....... 5,000 1,297,543
Alameda County Joint Powers Authority, Series
2016, RB, 5.00%, 12/01/30 .......... 820 840,780
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/41 ...... 1,860 2,043,907
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39
(a)
................ 5,100 3,105,894
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 987,494
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43
(a)
............. 2,500 1,225,375
Anaheim Housing & Public Improvements
Authority
Series 2024-A , RB , VRDN,   ( Bank of America
NA LOC ), 2.55% , 12/02/25
(b)
........ 16,330 16,330,000
Series 2017A , RB , 5.00% , 10/01/26 ..... 400 409,031
Series 2025B , RB , 5.00% , 10/01/26 ..... 3,200 3,271,977
Series 2022B , RB , 5.00% , 10/01/29 ..... 1,500 1,571,873
Series 2022A , RB , 5.00% , 10/01/30 ..... 1,770 1,855,592
Series 2025B , RB , 5.00% , 10/01/32 ..... 500 564,216
Series 2022A , RB , 5.00% , 10/01/35 ..... 1,500 1,561,137
Anaheim Union High School District, Series A,
GO, 5.00%, 08/01/44 .............. 5,470 5,943,803
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 405,534
Series D , GO , 0.00% , 08/01/48 ........ 1,000 343,790
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ 3,175 3,290,514
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54
(c)
................ 6,945 7,047,566
Bay Area Toll Authority
Series 2017A , RB , VRDN,   2.95% , 04/01/26
(b)
690 690,323
Series 2025SSL-2 , RB , 5.00% , 04/01/26 .. 5,000 5,046,995
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,071,908
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 509,320
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,276,880
Series 2025F-1 , RB , 5.00% , 04/01/30
(c)
... 1,900 2,126,747
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 3,955 4,026,640
Series 2025SSL-2 , RB , 5.00% , 04/01/31
(c)
. 3,000 3,433,991
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 2,695 2,737,566
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 4,033,101
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 5,515 5,593,208
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 403,536
Series 2025F-2 , RB , 5.00% , 04/01/39
(c)
... 3,000 3,514,390
Security
Par (000)
Par (000) Value
California (continued)
Series 2025F-2 , RB , 5.00% , 04/01/40 .... USD 4,000 $ 4,611,053
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,720 4,726,572
Series 2025F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,501,678
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 3,000 3,267,992
Series 2025F-1 , RB , 5.00% , 04/01/45 .... 1,045 1,146,261
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,409,523
Series 2025F-1 , RB , 5.00% , 04/01/53 .... 1,000 1,065,715
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,791,721
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 1,000 1,051,703
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 2,000 2,137,314
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,455,404
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,201,108
Belmont-Redwood Shores School District, Series
A, GO, 4.50%, 08/01/54 ............ 1,000 1,021,640
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 11,055,894
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,549,388
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,738,473
Burbank Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 551,370
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 564,732
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 548,123
Series V-4 , RB , VRDN,   5.00% , 03/01/32
(b) (c)
880 1,010,942
Series V-5 , RB , VRDN,   5.00% , 03/01/35
(b)
. 1,030 1,248,427
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,401,843
Series U-3 , RB , 5.00% , 06/01/43 ....... 3,090 3,621,418
Series U-6 , RB , 5.00% , 05/01/45 ....... 16,795 19,444,369
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,048,649
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 8,306,737
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 252,166
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,128,726
Series 2025A , RB , 5.00% , 11/01/55
(c)
.... 2,000 2,104,107
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,580,819
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 219,613
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 530,281
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 581,251
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,080,138
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 853,823
Series 2025 , RB , 5.00% , 05/15/33 ...... 1,000 1,188,336
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,488,922
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 781,420
Series 2025 , RB , 5.00% , 05/15/39 ...... 2,065 2,397,090
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,142,184
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,129,186
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 715,405
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,034,067
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,063,927
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,575,802
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 4,973,252
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 506,904
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,730,714
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,252,909
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 127,857
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,227,901
Series 2022A , RB , 5.00% , 10/01/52 ..... 5,000 5,270,770
Series 2025 , RB , 4.50% , 05/15/55
(c)
..... 5,000 5,013,883
Series 2025 , RB , 5.25% , 05/15/59 ...... 3,000 3,211,398
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 509,671
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,056,393
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 15,245 4,567,481

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... USD 3,340 $ 3,352,631
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,647,292
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,210,279
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,492,475
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,283,345
Series 2023C , RB , 5.00% , 09/01/27 ..... 4,725 4,937,669
Series B , RB , 5.00% , 10/01/27 ......... 395 413,611
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,196,198
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,732,328
Series F , RB , 5.00% , 05/01/28 ......... 350 350,622
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,127,922
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,733,635
Series B , RB , 5.00% , 10/01/29 ......... 250 261,401
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,021,316
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,679,139
Series 2023B , RB , 5.00% , 12/01/29 ..... 1,550 1,704,230
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,057,934
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,677,112
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,576,728
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,553,097
Series 2023B , RB , 5.00% , 12/01/31 ..... 1,280 1,464,641
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,178,509
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,808,136
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,105,628
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,292,574
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,833,595
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,604,830
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,210,183
Series 2024A , RB , 5.00% , 04/01/37 ..... 215 248,324
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,634,056
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,298,204
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 6,200,688
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,602,565
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,092,309
Series 2025C , RB , 5.00% , 11/01/40
(c)
.... 2,500 2,863,534
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,533,613
Series 2025C , RB , 5.00% , 11/01/41 ..... 4,500 5,093,432
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,083,419
Series 2025C , RB , 5.00% , 11/01/42
(c)
.... 4,250 4,758,391
Series 2025C , RB , 5.00% , 11/01/43
(c)
.... 1,000 1,107,198
Series 2025C , RB , 5.00% , 11/01/44
(c)
.... 1,000 1,095,691
Series 2023D , RB , 4.63% , 11/01/48 ..... 6,760 6,922,087
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,125,918
California State University
Series 2016B-3 , RB ,
VRDN,   3.13% , 11/01/26
(b)
.......... 2,300 2,300,839
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 379,212
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,400,005
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,238,007
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,271,091
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,666,002
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 518,517
Series 2015A , RB , 5.00% , 11/01/31 ..... 30 30,043
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,515,667
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,371,000
Series 2015A , RB , 5.00% , 11/01/33 ..... 5 5,006
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,300 5,352,917
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,008,582
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 464,579
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,224,578
Series 2015A , RB , 5.00% , 11/01/35 ..... 25 25,024
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 499,937
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,459,715
Series 2025A , RB , 5.00% , 11/01/37 ..... 2,500 2,975,569
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 4.00% , 11/01/38 ..... USD 2,540 $ 2,544,010
Series 2025A , RB , 5.00% , 11/01/38 ..... 5,000 5,878,719
Series 2015A , RB , 5.00% , 11/01/38 ..... 5 5,003
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,623,808
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 653,783
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 197,738
Series 2015A , RB , 5.00% , 11/01/43 ..... 65 65,004
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,301,027
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,386,289
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 961,326
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 763,039
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,596,790
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,241,551
Series 2015A , RB , 5.00% , 11/01/47 ..... 15 15,000
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,873,858
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 251,143
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,022,685
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 535,668
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 207,614
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 6,810,810
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 523,483
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,006,615
Series B , GO , 3.00% , 08/01/36 ........ 1,455 1,436,889
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,922,275
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,944,552
Series C , GO , 5.25% , 08/01/48 ........ 3,735 4,028,817
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,826,114
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,507,769
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 495,323
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,711,888
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,595,734
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,480,120
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,892,340
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,128,380
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,067,997
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 507,666
Series 2025F , GO , 5.00% , 06/15/26 ..... 5,000 5,076,664
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 521,930
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 8,215 8,806,200
Series 2024-R1 , GO , 5.00% , 06/15/28 ... 960 1,029,087
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,316,643
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,519,877
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,254,830
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 1,500 1,579,622
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 2,000 2,086,301
City of Hayward, Series 2025, RB,
4.00%, 03/01/52
(c)
................ 2,000 1,908,004
City of Irvine
Series 2025 , 5.00% , 09/01/50 ......... 1,500 1,585,616
Series 2025 , 5.00% , 09/01/60
(c)
........ 1,855 1,937,197
City of Long Beach
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,500 2,527,562
Series 2025 , RB , 5.00% , 05/15/40
(c)
..... 1,100 1,214,698
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,092,616
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,087,956

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles
RB , 5.00% , 06/25/26 ............... USD 9,090 $ 9,224,802
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,154,206
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,143,530
City of Los Angeles Department of Airports
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,012,007
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,744,661
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 299,386
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 702,666
Series 2025C , RB , 5.00% , 05/15/31 ..... 1,285 1,478,507
Series 2025D , RB , 5.00% , 05/15/31 ..... 2,470 2,841,956
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,181,372
Series 2025C , RB , 5.00% , 05/15/32
(c)
.... 2,750 3,226,260
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,116,604
Series 2025C , RB , 5.00% , 05/15/33
(c)
.... 1,250 1,490,529
Series 2025D , RB , 5.00% , 05/15/33
(c)
.... 1,250 1,490,528
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,376,357
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,441,274
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,814,116
Series 2025D , RB , 5.00% , 05/15/37 ..... 4,000 4,757,998
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 8,010,889
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,521,876
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,412,008
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,043,764
Series 2025D , RB , 5.00% , 05/15/43 ..... 2,000 2,226,850
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,419,144
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,341,512
Series 2025D , RB , 5.00% , 05/15/48
(c)
.... 3,000 3,211,897
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 495,666
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,049,230
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,870,052
Series 2025A , RB , 5.00% , 06/01/27 ..... 2,500 2,608,421
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,027,402
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,216,842
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,099,293
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,356,878
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,127,164
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,000 1,154,829
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,931,316
Series 2025A , RB , 5.00% , 06/01/33
(c)
.... 1,000 1,192,924
Series 2025A , RB , 5.00% , 06/01/38
(c)
.... 3,160 3,744,810
Series A , RB , 4.00% , 06/01/42 ......... 500 500,588
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,034,168
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,611,689
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,017,593
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,343,664
Series 2025A , RB , 5.00% , 06/01/55 ..... 5,000 5,341,623
City of Modesto
Series 2025 , RB , 5.00% , 11/01/50 ...... 1,000 1,074,031
Series 2025 , RB , 5.00% , 11/01/55 ...... 1,280 1,364,082
City of Oakland, Series 2023D, GO,
5.25%, 07/15/48 ................. 3,225 3,462,157
City of Riverside
Series 2018A , RB , 5.00% , 08/01/30 ..... 250 268,670
Series 2018A , RB , 5.00% , 08/01/31 ..... 1,430 1,536,280
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,101,092
Series 2025A , RB , 5.00% , 08/01/40
(c)
.... 750 864,027
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,811,902
Series 2024A , RB , 5.00% , 10/01/49 ..... 2,000 2,147,392
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27 ................ 5,000 5,272,911
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 11,389,188
Security
Par (000)
Par (000) Value
California (continued)
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/30 ................ USD 2,575 $ 2,932,716
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,163,818
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31 ................ 8,500 9,892,453
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,183,621
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 5,992,257
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,705,830
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,512,324
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,000,773
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,151,362
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/40 ................ 2,000 2,450,559
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,657,409
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55
(c)
............... 2,000 2,159,816
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 398,800
Series 2021A , GO , 5.00% , 09/01/45 ..... 5,035 5,357,113
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,084,448
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... 5,000 4,100,016
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 4,999,210
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 55 55,011
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26
(a)
.... 2,375 2,334,181
Series 2006B , GO , 0.00% , 08/01/27
(a)
.... 320 306,228
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,585,043
Series 2006B , GO , 0.00% , 08/01/30
(a)
.... 2,985 2,630,597
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,567,228
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,340,939
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,234,698
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 464,509
Colton Joint Unified School District
Series A , GO , 0.00% , 08/01/49 ( BAM )
(a) (c)
. 750 244,470
Series A , GO , 0.00% , 08/01/50 ( BAM )
(a)
... 1,000 308,732
Series A , GO , 5.00% , 08/01/55 ( BAM )
(c)
... 3,000 3,176,373
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,250,184
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/33 ..... 4,225 4,564,087
Corona-Norco Unified School District, Series B,
GO, 4.00%, 08/01/43 .............. 3,725 3,706,403
County of Sacramento Airport System
Series 2025E , RB , 5.00% , 07/01/37 ..... 750 887,241
Series 2025B , RB , 5.00% , 07/01/40 ..... 415 474,462
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,155 1,223,821
Series 2024 , RB , 5.00% , 07/01/54 ...... 3,250 3,418,982
County of Santa Clara
Series 2017C , GO , 4.00% , 08/01/34 ..... 400 408,101
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,856,983
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 756,893
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,004,300
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 502,955
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,044,282
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,791,433
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 991,938
Series 2025 , GO , 4.00% , 08/01/50
(c)
..... 3,000 2,910,857
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 2,000 2,004,693

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
East Bay Municipal Utility District Wastewater
System
Series 2025B , RB , 5.00% , 06/01/36 ..... USD 1,000 $ 1,214,963
Series 2025B , RB , 5.00% , 06/01/37
(c)
.... 1,000 1,204,238
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,077,967
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... 7,000 7,301,461
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,356,836
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,290,673
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,127,118
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,621,673
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,038,278
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 445,882
Series 2025B , RB , 5.00% , 06/01/36
(c)
.... 1,350 1,640,201
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,289,994
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,584,524
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 999,769
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,036,672
Series 2025B , RB , 5.00% , 06/01/45
(c)
.... 1,000 1,108,426
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,781,335
East County Advanced Water Purification Joint
Powers Authority
RB , 3.13% , 09/01/26 ............... 10,000 10,017,580
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 09/01/26 ................ 2,870 2,907,009
East Side Union High School District
Series D , GO , 5.00% , 08/01/26
(c)
....... 3,500 3,562,190
Series D , GO , 5.00% , 08/01/27 ........ 350 365,557
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,946,477
Series B , GO , 3.00% , 08/01/33 ........ 6,920 6,945,675
Series 2024B , GO , 5.00% , 08/01/34 ..... 4,000 4,831,734
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,317,168
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,370,247
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,018,826
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,878,453
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,922,661
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 585,626
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 101,052
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,383,290
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 9,120,551
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 489,386
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,024,554
Elk Grove Finance Authority
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,170,048
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,192,979
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,205,730
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,763,465
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,743,320
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ...... 190 128,141
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 399,464
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 369,081
Fontana Public Facilities Financing Authority
(c)
Series 2025A , RB , 5.00% , 11/01/37 ..... 460 547,066
Series 2025A , RB , 5.00% , 11/01/55 ..... 1,000 1,061,517
Fontana Unified School District, Series A, GO,
5.00%, 08/01/41 ................. 500 571,114
Security
Par (000)
Par (000) Value
California (continued)
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ USD 2,000 $ 1,554,823
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,394,643
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,681,976
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 2,000,187
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,162,551
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 417,836
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 464,351
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 290,235
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 598,601
Series 2015A , RB , 0.00% , 01/15/34
(a)
.... 5,500 4,316,837
Series 2015A , RB , 0.00% , 01/15/35
(a)
.... 300 227,158
Series 2013A , RB , 0.00% , 01/15/36
(a)
.... 12,490 9,055,752
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 2,075,831
Series 2021A , RB , 4.00% , 01/15/46 ..... 14,595 14,140,107
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,096,941
Fremont Unified School District
Series A , GO , 5.25% , 08/01/42 ........ 3,675 4,125,398
Series A , GO , 4.00% , 08/01/44 ........ 8,520 8,495,530
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,682,930
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,950,179
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,021,434
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... 5,150 5,054,508
Glendale Community College District
Series B , GO , 3.00% , 08/01/47 ........ 500 388,340
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,689,475
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35 ..... 1,000 1,203,130
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,437,290
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,757,683
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 981,517
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 993,412
Hayward Unified School District
Series 2025B , GO , 5.00% , 08/01/26 ( BAM ) 1,000 1,017,768
Series 2025B , GO , 5.00% , 08/01/27 ( BAM )
(c)
1,000 1,044,450
Series 2025B , GO , 5.00% , 08/01/32 ..... 1,325 1,539,954
Series 2025B , GO , 5.00% , 08/01/43 ( BAM )
(c)
500 551,300
Series 2025B , GO , 5.00% , 08/01/44 ( BAM )
(c)
500 544,453
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 956,464
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,435,106
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,370,132
Imperial Community College District, Series
2023A, GO, 5.00%, 08/01/48 (AGM) ..... 1,065 1,122,762
Imperial Irrigation District Electric System
Series 2025 , RB , 5.00% , 11/01/29 ...... 1,000 1,107,154
Series 2025 , RB , 5.00% , 11/01/45
(c)
..... 1,500 1,638,608
Series 2016B-1 , RB , 5.00% , 11/01/46 .... 500 504,158
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/26
(c)
....... 1,500 1,521,746
Series B , GO , 5.00% , 08/01/33 ........ 1,000 1,149,972
Series B , GO , 5.00% , 08/01/35
(c)
....... 1,215 1,419,941
Series B , GO , 5.50% , 08/01/41 ........ 500 585,506
Series B , GO , 5.50% , 08/01/43 ........ 500 574,062
Irvine Ranch Water District
Series 2011A-2 , VRDN,   ( Bank of America NA
LOC ), 2.25% , 12/02/25
(b)
........... 1,105 1,105,000

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , 5.25% , 02/01/46 ......... USD 4,305 $ 4,355,826
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AGC)
(c)
............ 1,000 1,133,579
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,554,761
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 393,622
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 175,401
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 287,535
Series 2025E , GO , 5.00% , 08/01/52 ..... 535 571,605
Long Beach Unified School District
Series 2016 , GO , 4.00% , 08/01/31 ...... 2,620 2,640,756
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,278,503
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,231,712
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 111,673
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,102,918
Series B , GO , 4.00% , 08/01/45 ........ 500 493,355
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,246,572
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,435,310
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,469,695
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,835,518
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,505,895
Los Angeles Community College District
Series F , GO , 5.00% , 08/01/26
(c)
........ 1,500 1,525,851
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,882,727
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,459,592
Series F , GO , 5.00% , 08/01/27
(c)
........ 450 470,175
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,894,247
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,298,746
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,512,581
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,657,793
Series F , GO , 5.00% , 08/01/31
(c)
........ 7,500 8,642,224
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,444,556
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,920,453
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,337,315
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,462,666
Series K , GO , 3.00% , 08/01/39 ........ 855 809,318
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,340 5,774,355
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/33 ..... 360 388,395
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,039,781
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 481,382
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 456,358
Series 2017A , RB , 5.00% , 07/01/26 ..... 415 421,838
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 479,532
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,114,222
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 213,874
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 281,846
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 552,028
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,759,191
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,685,248
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,257,038
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,380,619
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,973,969
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,353,623
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,864,112
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,309,580
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 596,374
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,041,986
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,253,687
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,155 1,370,041
Security
Par (000)
Par (000) Value
California (continued)
Series 2019B , RB , 5.00% , 07/01/34 ..... USD 3,065 $ 3,268,519
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,470 3,652,600
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,433,340
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,296,755
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,713,214
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,037,706
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,441,291
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,988,516
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,464,417
Series 2021A , RB , 5.00% , 07/01/43 ..... 7,120 7,665,804
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,921,959
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,147,314
Los Angeles County Public Works Financing
Authority
Series 2025J , RB , 5.00% , 12/01/30
(c)
.... 1,150 1,307,411
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,277,850
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,207,378
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 3,975,007
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,732,040
Series 2025J , RB , 5.00% , 12/01/39
(c)
.... 1,750 2,041,592
Series 2025J , RB , 5.00% , 12/01/41 ..... 2,000 2,268,025
Series 2025J , RB , 5.00% , 12/01/42 ..... 1,500 1,681,138
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,043,476
Series 2021F , RB , 4.00% , 12/01/46 ..... 1,000 962,809
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 934,545
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,358,030
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/30 ..... 1,405 1,430,168
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,669,242
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 5,010,962
Los Angeles Department of Water & Power
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,872,054
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,296,898
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,698,659
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,624,695
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,842,747
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,696,753
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 899,247
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,228,622
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,857,690
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,945 3,171,534
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,482,909
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,644,873
Series 2025C , RB , 5.00% , 07/01/30
(c)
.... 5,000 5,433,097
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,072,226
Series 2025B , RB , 5.00% , 07/01/32 ..... 1,385 1,561,314
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 2,005,141
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,870,143
Series 2025B , RB , 5.00% , 07/01/33 ..... 2,500 2,851,629
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,716,510
Series 2025B , RB , 5.00% , 07/01/35 ..... 2,825 3,273,698
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,972,164
Series 2024C , RB , 5.00% , 07/01/36 ..... 2,000 2,253,902
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 172,223
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,494,450
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,092,145
Series 2025C , RB , 5.00% , 07/01/38
(c)
.... 6,290 7,093,119
Series 2024C , RB , 5.00% , 07/01/38 ..... 2,285 2,537,107
Series 2024E , RB , 5.00% , 07/01/39 ..... 2,250 2,491,656
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,882,159
Series 2025C , RB , 5.00% , 07/01/40
(c)
.... 4,500 4,976,755
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,142,908
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,582,907
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,133,973

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022C , RB , 5.00% , 07/01/42 ..... USD 8,185 $ 8,666,096
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,230,743
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 702,461
Series 2025A , RB , 5.00% , 07/01/42 ( BAM )
(c)
400 434,821
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,333
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,525,011
Series 2025A , RB , 5.00% , 07/01/43 ( BAM )
(c)
1,000 1,077,441
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,829,747
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,059,404
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,542,143
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,119,035
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 1,000,176
Series 2022B , RB , 5.00% , 07/01/47 ..... 3,000 3,112,988
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,008,501
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,005,868
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 10,209,827
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,501,078
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,822,511
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,546,728
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,644,284
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,030,494
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,159,794
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 8,020,706
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 422,864
Series 2025C , RB , 5.00% , 07/01/27
(c)
.... 1,075 1,111,906
Series 2016A , RB , 5.00% , 07/01/29 ..... 2,165 2,169,673
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,595 1,716,279
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,919,028
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,250,082
Series 2025B , RB , 5.00% , 07/01/35
(c)
.... 400 463,533
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,836,109
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,899,679
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,855,257
Series 2025C , RB , 5.00% , 07/01/37
(c)
.... 3,750 4,287,075
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,332,871
Series 2025C , RB , 5.00% , 07/01/39 ..... 5,000 5,589,718
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,446,585
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,313,519
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,024,592
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,489,346
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,158,424
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,445,777
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,447,764
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,797,966
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,015,695
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 250,540
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 5,010,793
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,046,009
Series 2022D , RB , 5.00% , 07/01/47 ..... 1,330 1,380,092
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,011,556
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 942,102
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,036,556
Series 2022B , RB , 5.00% , 07/01/52 ..... 4,760 4,895,532
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,051,021
Series 2025C , RB , 5.00% , 07/01/55 ..... 1,090 1,132,897
Los Angeles Unified School District
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,016,428
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 761,875
Series 2017A , GO , 5.00% , 07/01/26 ..... 4,070 4,134,440
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,539,582
Series 2025A , GO , 5.00% , 07/01/27 ..... 5,000 5,215,206
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,116,054
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,220,358
Security
Par (000)
Par (000) Value
California (continued)
COP , 5.00% , 10/01/27 .............. USD 1,000 $ 1,048,595
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,076,513
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 939,598
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,236,246
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,229,531
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,542,062
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,383,681
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,100,627
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,036,159
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,852,193
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,499,993
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,014,903
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,382,149
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,316,300
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 231,298
COP , 5.00% , 10/01/30 .............. 2,000 2,256,543
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,066,755
Series 2024A , GO , 5.00% , 07/01/31 ..... 10,000 11,536,738
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,098,097
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 528,128
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 470,358
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,186,883
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,875,660
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,645,341
Series 2023QRR , GO , 5.00% , 07/01/33 ... 1,760 2,101,268
Series 2024A , GO , 5.00% , 07/01/33 ..... 4,955 5,915,784
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,748,559
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 20,373,117
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,209,808
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,156,120
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,605,072
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,046,091
COP , 5.00% , 10/01/37 .............. 785 918,491
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 950,675
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,678,562
Series 2025A , GO , 5.00% , 07/01/39 ..... 5,000 5,851,130
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,059,385
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,196,915
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,824,784
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 2,993,017
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 809,437
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 10,840,341
Series 2025A1 , GO , 5.00% , 07/01/49 .... 1,000 1,071,791
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 993,404
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,478,978
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. 1,000 1,149,638
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,450,037
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(a)
....... 250 77,530
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 455,360
Series 2025A , GO , 4.00% , 07/01/53 ..... 5,000 4,755,756
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 229,400
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,260 1,281,427
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 826,524
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,032,432
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 184,363
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,076,471
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,217,579
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 739,725
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,002,201

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022A , RB , 5.00% , 10/01/33 ..... USD 1,000 $ 1,175,085
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,183,196
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,070,848
Series 2025A , RB , 5.00% , 04/01/38 ..... 1,500 1,786,320
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,083,586
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 388,323
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,794,092
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,049,672
Series 2023A , RB , 5.00% , 04/01/48 ..... 2,500 2,674,384
Series 2024C , RB , 5.00% , 04/01/49 ..... 5,990 6,430,367
Series 2020A , RB , 5.00% , 10/01/49 ..... 1,915 1,987,734
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,018,774
Modesto High School District, Series B, GO,
5.25%, 08/01/50 ................. 1,500 1,638,425
Modesto Irrigation District
Series 2019B , RB , 5.00% , 10/01/30 ..... 250 271,371
Series 2023A , RB , 5.25% , 10/01/48 ..... 1,000 1,086,634
Moreno Valley Unified School District
(c)
Series A , GO , 5.00% , 08/01/26 ( BAM ) .... 785 798,948
Series A , GO , 5.25% , 08/01/45 ( BAM ) .... 1,120 1,244,671
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31 ...... 1,000 1,156,594
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 611,231
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 253,195
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,427,536
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,267,855
Series 2025A , GO , 5.00% , 08/01/43
(c)
.... 500 562,371
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 6,117,091
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 9,984,552
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/26 ..... 1,210 1,223,038
Series 2016B , RB , 5.00% , 11/01/26 ..... 880 900,978
Series 2021C , RB , 5.00% , 11/01/27 ..... 580 608,748
Series 2016B , RB , 5.00% , 11/01/28 ..... 3,080 3,149,210
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,446,837
Series 2016B , RB , 5.00% , 11/01/30 ..... 800 817,317
Series 2016B , RB , 5.00% , 11/01/31 ..... 1,630 1,663,492
Series 2016B , RB , 5.00% , 11/01/32 ..... 2,095 2,135,940
Series 2016B , RB , 4.00% , 11/01/35 ..... 1,000 1,003,873
Series 2023-A , RB , 5.00% , 05/01/36 ..... 775 895,271
Series 2023-A , RB , 5.00% , 05/01/41 ..... 1,730 1,906,479
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50
(c)
............. 1,000 1,065,080
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 1,135 972,647
Series 2011 , GO , 0.00% , 08/01/32 ...... 4,000 3,353,048
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,910,376
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,508,079
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,895,234
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 329,681
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 450,073
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,011,092
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,881,298
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,481,331
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,627,676
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 791,815
Security
Par (000)
Par (000) Value
California (continued)
Series 2021 , RB , 5.00% , 12/01/31 ...... USD 1,250 $ 1,451,911
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,463,795
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,509,382
Series 2024A , RB , 5.00% , 12/01/35 ..... 6,000 7,276,578
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,443,022
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,260,314
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/37 ......... 3,150 3,175,535
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38
(a)
.... 2,030 1,227,999
Oakland Unified School District
Series 2015 , GO , 5.00% , 08/01/26 ...... 6,710 6,719,066
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,286,089
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,220,179
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28
(c)
..... 1,820 1,937,154
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 546,698
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,424,412
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,577,716
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,014,533
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,139,660
Orange County Water District
Series 2003A , COP , VRDN,   ( Bank of
America NA LOC ), 2.00% , 12/09/25
(b)
.. 20,000 20,000,000
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,758,092
Oxnard Union High School District, Series C,
GO, 3.50%, 08/01/45 .............. 1,250 1,113,357
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/31
(a)
............. 3,450 2,991,432
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,591,390
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,048,702
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,139,486
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,245,035
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/28
(c)
..... 500 536,814
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 550,254
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 705,025
Pittsburg Successor Agency Redevelopment
Agency, Series A, 5.00%, 09/01/29 ...... 1,935 1,969,290
Placentia-Yorba Linda Unified School District
Series 2021A , GO , 3.00% , 08/01/39 ..... 1,650 1,554,533
Series D , GO , 0.00% , 08/01/40
(a)
....... 500 291,196
Series D , GO , 0.00% , 08/01/42
(a)
....... 200 103,216
Series D , GO , 0.00% , 08/01/46
(a)
....... 1,300 506,960
Pleasanton Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 784,595
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 1,009,120
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55
(c)
................ 690 727,998
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,064,644
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,010,345
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,392,076
Series A , GO , 0.00% , 08/01/31 ........ 790 674,358
Series A , GO , 0.00% , 08/01/32 ........ 450 371,441
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,227,782
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,520,900
Series B , GO , 0.00% , 08/01/35 ........ 500 369,570

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , GO , 0.00% , 08/01/36 ........ USD 1,000 $ 705,826
Series B , GO , 0.00% , 08/01/38 ........ 755 485,711
Series B , GO , 0.00% , 08/01/39 ........ 8,335 5,115,702
Series B , GO , 0.00% , 08/01/46 ........ 7,940 3,169,213
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,578,367
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 4,000 3,595,682
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50 ..... 1,000 1,042,613
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,071,659
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,184,383
Series 2025 , GO , 5.25% , 08/01/54 ( BAM )
(c)
1,000 1,085,811
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,492,689
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,700,996
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26 ..... 1,000 1,018,438
Series 2025A , GO , 5.00% , 08/01/27
(c)
.... 1,000 1,046,127
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 645,148
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,907,499
Series 2025A , GO , 4.00% , 08/01/50 ..... 1,750 1,687,562
Series 2025A , GO , 4.00% , 08/01/54
(c)
.... 585 557,753
Riverside County Public Financing Authority
Series 2025A , 5.00% , 10/01/30 ( BAM ) ... 640 711,756
Series 2025A , 5.00% , 10/01/31 ( BAM ) ... 1,940 2,196,705
Series 2025A , 5.00% , 10/01/35 ( BAM ) ... 1,950 2,317,350
Series 2025A , 5.00% , 10/01/36 ( BAM ) ... 1,530 1,800,552
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,425,122
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,097,623
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,309,376
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,505,452
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,482,670
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,581,837
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,924,551
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 473,315
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,063,474
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,581,534
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 421,967
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,038,630
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 1,000,779
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 585,358
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,008,754
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 6,690 7,402,272
Sacramento City Unified School District
Series 2025C , GO , 5.00% , 08/01/41
(c)
.... 1,000 1,127,497
Series 2025C , GO , 5.00% , 08/01/42 ..... 1,000 1,113,162
Series 2025C , GO , 5.00% , 08/01/43 ..... 1,000 1,100,043
Series 2022A , GO , 5.50% , 08/01/52 ( BAM ) 7,945 8,347,552
Series 2025C , GO , 5.00% , 08/01/54
(c)
.... 2,000 2,101,270
Sacramento Metropolitan Fire District, Series
2025A, GO, 4.00%, 08/01/48 ......... 6,920 6,732,983
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 270,323
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,048,574
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,103,844
Series 2023D , RB , VRDN,   5.00% , 10/15/30
(b)
1,000 1,105,253
Security
Par (000)
Par (000) Value
California (continued)
Series 2025F , RB , VRDN,   5.00% , 10/15/31
(b)
USD 5,000 $ 5,621,374
Series 2025E , RB , VRDN,   5.00% , 10/15/32
(b)
2,750 3,180,972
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,761,610
Series 2023K , RB , 5.00% , 08/15/42 ..... 1,000 1,106,289
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,940,285
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,751,363
Series 2020H , RB , 5.00% , 08/15/50 ..... 1,090 1,134,645
Series 2023K , RB , 5.00% , 08/15/53 ..... 4,445 4,708,842
Series 2024M , RB , 5.00% , 11/15/54 ..... 1,000 1,062,761
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,620,637
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,216,019
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,069,501
Series 2023 , RB , 5.00% , 10/01/33 ...... 5,265 6,323,013
San Bernardino Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,350 2,527,463
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 4,149,534
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 514,701
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,077,202
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 565,192
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,476,474
Series 2016 , GO , 5.00% , 08/01/30 ...... 975 992,599
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,071,731
Series 2016 , GO , 4.00% , 08/01/32 ...... 710 718,148
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,540,166
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,362,811
Series A-1 , GO , 4.00% , 08/01/50 ....... 9,000 8,555,317
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,362,330
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,618,985
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,237,280
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,128,743
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,020,331
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 414,194
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,915,898
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,436,539
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 936,325
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,388,783
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,546,928
Series 2016A , RB , 5.00% , 04/01/32 ..... 1,835 1,850,726
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,768,995
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,122,624
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,589,237
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,025,345
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,588,904
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,129,590
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,650,889
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 10/15/26 ..... 2,500 2,562,601
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,561,544
Series 2025A , RB , 5.00% , 10/15/27 ..... 4,000 4,214,770
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 506,154
Series 2025A , RB , 5.00% , 10/15/29 ..... 1,135 1,259,294
Series 2016B , RB , 5.00% , 08/01/33 ..... 1,290 1,310,516
Series 2025A , RB , 5.00% , 10/15/36 ..... 1,000 1,198,934
Series 2025A , RB , 5.00% , 10/15/40 ..... 1,000 1,157,558
Series 2025A , RB , 5.00% , 08/01/41 ..... 2,000 2,289,808
Series 2025A , RB , 5.00% , 08/01/42 ..... 2,000 2,263,694
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 518,791

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 10/15/46 ..... USD 1,000 $ 1,047,705
Series 2023A , RB , 5.25% , 08/01/48 ..... 4,080 4,420,535
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,630,665
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,213,325
Series 2025A , RB , 5.25% , 10/15/55
(c)
.... 3,000 3,248,881
San Diego Unified School District
Series 2025R-8A , GO , 5.00% , 07/01/27 .. 2,000 2,086,082
Series 2025I-2 , GO , 5.00% , 07/01/29 .... 1,590 1,753,820
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,412,125
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,847,860
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,630,001
Series 2025I-2 , GO , 5.00% , 07/01/30
(c)
... 1,000 1,131,374
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,569,494
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 504,294
Series 2025I-2 , GO , 5.00% , 07/01/31 .... 1,000 1,156,872
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,839,931
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 221,757
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 6,201,005
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 223,981
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,312,174
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,332,805
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,249,622
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,683,955
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 960,767
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 868,168
Series 2025P-2 , GO , 5.00% , 07/01/40
(c)
... 700 813,822
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 477,806
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,136,444
Series 2025P-2 , GO , 5.00% , 07/01/41
(c)
... 1,325 1,523,852
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,657,966
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,117,254
Series 2025P-2 , GO , 5.00% , 07/01/42 .... 2,500 2,842,600
Series 2025P-2 , GO , 5.00% , 07/01/43
(c)
... 1,940 2,178,591
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,004,042
Series 2025P-2 , GO , 5.00% , 07/01/44 .... 1,500 1,659,701
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,202,904
Series 2024ZR-5A , GO , 5.00% , 07/01/45 .. 1,200 1,308,375
Series 2025P-2 , GO , 5.00% , 07/01/45 .... 1,000 1,099,081
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 767,210
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,395,765
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 432,275
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,466,619
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 765,781
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,491,610
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,071,426
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 2,750 2,938,387
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,418,137
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 968,668
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 6,194,377
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,911,555
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,213,046
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 11,763,287
San Francisco Bay Area Rapid Transit District
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,041,068
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,936,958
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,526,204
Series 2025E-1 , GO , 5.00% , 08/01/41
(c)
... 2,520 2,888,312
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,000,683
Series 2025E-1 , GO , 5.00% , 08/01/42 .... 6,000 6,798,489
Series 2025E-1 , GO , 5.00% , 08/01/43
(c)
... 1,000 1,121,599
Series 2025E-1 , GO , 5.00% , 08/01/44 .... 3,245 3,594,046
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,033,195
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 2,847,237
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,978,182
Security
Par (000)
Par (000) Value
California (continued)
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/35 ..... USD 3,800 $ 3,849,212
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,205,627
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,008,557
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,014,445
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 990,078
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,011,215
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,337,004
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 396,283
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,473,820
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,107,012
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,120,840
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,178,304
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,850 4,868,745
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,518,849
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,040,879
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,079,709
Series 2024B , RB , 5.00% , 05/01/49 ..... 1,180 1,245,737
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 763,994
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,559,160
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 1,985,180
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 531,744
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,452,967
Series 2023C , RB , VRDN,   4.00% , 10/01/29
(b)
10,040 10,521,523
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,682,768
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,136,045
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 1,000,410
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,033,215
Series 2021A , RB , 5.00% , 10/01/45 ..... 2,485 2,643,760
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,736,448
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,837,677
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,110,394
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 ................. 2,250 2,365,458
San Francisco Community College District
(c)
Series 2025 , GO , 5.00% , 06/15/27 ...... 5,195 5,404,364
Series 2025 , GO , 5.00% , 06/15/31 ...... 6,000 6,876,392
San Francisco County Transportation Authority
Sales Tax
Series 2017 , RB , 4.00% , 02/01/26 ...... 1,480 1,484,046
Series 2017 , RB , 3.00% , 02/01/30 ...... 5,835 5,851,639
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 717,553
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,277,751
San Francisco Unified School District
Series A , GO , 5.00% , 06/15/27 ........ 3,600 3,747,865
Series A , GO , 5.00% , 06/15/43 ........ 1,855 2,014,207
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 498,767
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 279,423
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 398,434
RB , 0.00% , 01/01/28
(a)
.............. 750 712,954
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,653,561

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 01/15/33 ..... USD 8,830 $ 9,813,838
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,245,696
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ 1,250 1,148,524
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 2,300 2,431,481
San Jose Redevelopment Agency Successor
Agency, Series A, 5.00%, 08/01/34 ...... 2,510 2,604,451
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,919,601
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,361,000
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 966,586
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,799,118
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 347,339
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,048,321
Series 2019 , GO , 4.00% , 08/01/31 ...... 3,250 3,277,684
Series 2025 , GO , 5.25% , 08/01/43 ...... 2,185 2,479,039
Series 2025 , GO , 5.25% , 08/01/44 ...... 1,835 2,065,611
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,064,306
San Marcos Unified School District
Series A , GO , 0.00% , 08/01/28
(a)
....... 655 610,109
Series 2025 , GO , 5.00% , 08/01/31
(c)
..... 440 507,374
Series 2025 , GO , 5.00% , 08/01/36 ...... 300 363,527
Series B , GO , 0.00% , 08/01/38
(a)
....... 565 362,923
Series B , GO , 0.00% , 08/01/47
(a)
....... 1,370 534,726
San Mateo County Community College District
(a)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 5,070 4,977,234
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC ) ..................... 4,500 3,982,495
Series A , GO , 0.00% , 09/01/30 ( NPFGC ) .. 2,000 1,769,998
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC ) ..................... 5,020 4,182,696
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC ) ..................... 3,380 2,527,683
San Mateo County Transit District, Series 2025A,
RB, 5.00%, 06/01/32 .............. 1,000 1,177,772
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,000 3,124,000
San Mateo Foster City School District
Series A , GO , 6.13% , 08/01/32 ........ 920 1,013,628
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,480,932
Series B , GO , 4.00% , 08/01/51 ........ 10,000 9,670,175
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 507,551
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,078,289
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,390,329
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,286,985
Sanger Unified School District, COP,
5.00%, 06/01/45 ................. 1,000 1,030,986
Santa Barbara Community College District,
Series 2025A, GO, 6.00%, 08/01/55 ..... 2,000 2,338,337
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,886,021
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 965,047
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 2,006,274
Santa Clara County Financing Authority
Series 2016Q , RB , 3.00% , 05/15/34 ..... 7,735 7,630,764
Series 2016Q , RB , 3.00% , 05/15/35 ..... 2,300 2,249,043
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Unified School District
Series 2019 , GO , 3.00% , 07/01/36 ...... USD 3,370 $ 3,313,654
Series 2019 , GO , 3.25% , 07/01/44 ...... 5,000 4,403,550
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,041,297
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,067,349
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,167,190
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,410,000
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 2,500 2,683,587
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,869,554
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,068,845
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,285,758
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 572,415
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,681,991
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,389,519
Santa Monica Public Financing Authority, Series
2021, RB, 2.13%, 07/01/46 .......... 5,500 3,623,288
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,170,188
Series B , GO , 4.00% , 08/01/50 ........ 1,000 965,807
Series A , GO , 5.00% , 08/01/54 ........ 3,000 3,177,262
Series A , GO , 5.00% , 08/01/55
(c)
....... 5,000 5,291,863
Sequoia Union High School District
(c)
Series 2025 , GO , 5.00% , 07/01/27 ...... 1,000 1,045,274
Series 2025 , GO , 5.00% , 07/01/50 ...... 2,000 2,134,011
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32
(a)
........ 10,000 8,316,720
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,305,964
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,820,826
Southern California Public Power Authority
Series 2020-3 , RB , VRDN,   ( Bank of America
NA SBPA ), 2.35% , 12/02/25
(b)
....... 6,850 6,850,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,072,229
Series 2025B , RB , VRDN,   3.70% , 07/01/27
(b)
2,500 2,504,705
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,764,094
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 1,000 1,080,830
Series 2024A , RB , 5.00% , 07/01/29 ..... 770 832,239
Series 2025-2 , RB ,
VRDN,   5.00% , 07/01/29
(b) (c)
........ 875 924,500
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,307,422
Series 2023-1A , RB , 5.00% , 07/01/31 .... 1,525 1,712,275
Series 2024-1 , RB , 5.00% , 07/01/32 ..... 3,445 3,921,216
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,903,246
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,908,354
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,153,696
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,631,327
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,400 6,639,687
Southwestern Community College District
Series 2025A , GO , 5.25% , 08/01/27
(c)
.... 1,750 1,834,901
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,323,763
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 357,256
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,627,502
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,963,034
State of California
GO , 5.00% , 12/01/25 ............... 4,485 4,485,000
GO , 5.00% , 04/01/26 ............... 1,165 1,174,993
GO , 5.00% , 08/01/26 ............... 7,965 8,102,238
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,319,383

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/26 ............... USD 14,850 $ 15,138,742
Series C , GO , 5.00% , 09/01/26 ........ 75 75,145
GO , 5.00% , 10/01/26 ............... 14,340 14,606,444
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,559,505
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 206,055
GO , 4.00% , 03/01/27 ............... 5,000 5,100,939
GO , 5.00% , 03/01/27 ............... 10 10,019
GO , 5.00% , 04/01/27 ............... 680 703,521
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 772,817
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,494,757
GO , 5.00% , 08/01/27 ............... 1,500 1,525,297
GO , 5.00% , 09/01/27 ............... 7,055 7,278,028
GO , 4.00% , 10/01/27 ............... 1,740 1,791,641
GO , 5.00% , 10/01/27 ............... 8,665 8,930,613
GO , 5.00% , 11/01/27 ............... 9,600 10,076,940
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,390,828
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,259,618
GO , 5.00% , 12/01/27 ............... 6,780 7,131,548
GO , 5.00% , 08/01/28 ............... 12,355 12,802,906
GO , 4.00% , 09/01/28 ............... 1,450 1,464,813
GO , 5.00% , 09/01/28 ............... 5,500 5,819,886
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 958,829
GO , 5.00% , 10/01/28 ............... 10,295 11,051,127
GO , 5.00% , 11/01/28 ............... 5,135 5,523,108
GO , 5.00% , 12/01/28 ............... 4,040 4,353,988
GO , 3.00% , 03/01/29 ............... 1,000 1,000,052
GO , 5.00% , 03/01/29 ............... 3,115 3,372,506
GO , 5.00% , 04/01/29 ............... 4,375 4,745,681
GO , 5.00% , 08/01/29 ............... 4,440 4,802,124
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,951,484
GO , 4.00% , 09/01/29 ............... 10,005 10,561,055
GO , 5.00% , 09/01/29 ............... 6,680 6,802,301
GO , 5.00% , 10/01/29 ............... 11,115 12,125,774
GO , 5.00% , 11/01/29 ............... 1,500 1,648,575
GO , 5.00% , 12/01/29 ............... 2,405 2,648,168
GO , 5.00% , 03/01/30 ............... 170 187,964
GO , 5.00% , 04/01/30 ............... 3,175 3,493,040
GO , 4.00% , 08/01/30 ............... 5,000 5,039,754
GO , 5.00% , 08/01/30 ............... 1,545 1,636,124
Series C , GO , 5.00% , 08/01/30 ........ 100 104,247
Series C , GO , 5.00% , 09/01/30 ........ 145 145,258
GO , 5.00% , 10/01/30 ............... 2,000 2,240,293
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,908,628
GO , 5.00% , 11/01/30 ............... 9,275 10,408,646
GO , 5.00% , 03/01/31 ............... 1,000 1,105,574
GO , 5.00% , 04/01/31 ............... 6,415 7,254,816
GO , 3.25% , 08/01/31
(c)
.............. 3,040 3,125,198
GO , 5.00% , 08/01/31 ............... 1,450 1,650,015
GO , 5.25% , 08/01/31 ............... 200 200,380
GO , 5.00% , 09/01/31 ............... 5,060 5,502,942
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,419,020
GO , 5.00% , 10/01/31 ............... 695 786,292
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,144,922
GO , 5.00% , 11/01/31 ............... 16,830 18,702,700
GO , 5.00% , 03/01/32 ............... 2,500 2,759,487
GO , 5.00% , 04/01/32 ............... 6,805 7,747,348
GO , 3.50% , 08/01/32
(c)
.............. 2,445 2,548,562
GO , 5.00% , 08/01/32 ............... 5,525 6,390,687
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,109,694
GO , 5.00% , 09/01/32 ............... 16,325 18,485,798
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,790,535
GO , 3.00% , 10/01/32 ............... 820 817,274
GO , 5.00% , 10/01/32 ............... 2,750 3,082,638
GO , 5.00% , 11/01/32 ............... 2,550 2,848,238
GO , 5.00% , 12/01/32 ............... 775 784,379
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 03/01/33 ............... USD 4,690 $ 5,162,762
GO , 5.00% , 04/01/33 ............... 6,400 7,316,543
GO , 5.00% , 08/01/33 ............... 4,720 4,906,722
GO , 4.00% , 09/01/33 ............... 3,560 3,580,144
GO , 5.00% , 09/01/33 ............... 4,215 4,681,891
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 7,093,812
GO , 4.00% , 10/01/33 ............... 2,855 3,040,825
GO , 5.00% , 10/01/33 ............... 55 55,085
GO , 5.00% , 03/01/34 ............... 3,600 3,954,575
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,484,826
GO , 4.00% , 09/01/34 ............... 865 869,290
GO , 5.00% , 09/01/34 ............... 3,935 4,001,728
GO , 3.00% , 10/01/34 ............... 3,170 3,154,230
GO , 4.00% , 10/01/34 ............... 1,535 1,629,191
GO , 5.00% , 10/01/34 ............... 5,230 6,072,662
GO , 3.00% , 11/01/34 ............... 7,475 7,446,268
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,357,907
GO , 5.00% , 11/01/34 ............... 1,000 1,067,571
GO , 5.00% , 12/01/34 ............... 1,780 1,980,439
GO , 5.00% , 04/01/35 ............... 1,000 1,074,793
GO , 5.00% , 08/01/35 ............... 6,410 7,256,898
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 5,260,219
GO , 5.00% , 09/01/35 ............... 4,085 4,150,906
GO , 3.00% , 10/01/35 ............... 1,850 1,824,612
GO , 4.00% , 10/01/35 ............... 1,735 1,826,591
GO , 5.00% , 10/01/35 ............... 5,000 5,036,759
GO , 4.00% , 03/01/36 ............... 11,285 11,738,028
GO , 5.00% , 08/01/36 ............... 1,890 1,996,707
GO , 5.00% , 09/01/36 ............... 2,000 2,029,576
GO , 3.00% , 10/01/36 ............... 11,000 10,744,430
GO , 4.00% , 10/01/36 ............... 4,225 4,384,399
GO , 5.00% , 10/01/36 ............... 6,535 7,483,798
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,423,740
GO , 4.00% , 03/01/37 ............... 3,815 3,940,833
GO , 5.00% , 08/01/37 ............... 2,125 2,236,905
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,851,307
GO , 4.00% , 09/01/37 ............... 3,505 3,519,765
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 10,103,820
GO , 5.00% , 09/01/37 ............... 8,000 9,145,977
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,316,065
GO , 5.00% , 11/01/37 ............... 3,000 3,392,283
GO , 5.00% , 08/01/38 ............... 2,250 2,275,672
GO , 5.00% , 09/01/38 ............... 5,565 6,318,843
GO , 4.00% , 11/01/38 ............... 4,950 5,096,354
GO , 5.00% , 09/01/39 ............... 4,125 4,647,260
GO , 4.00% , 10/01/39 ............... 3,500 3,586,117
GO , 5.00% , 10/01/39 ............... 1,000 1,122,188
GO , 5.25% , 10/01/39 ............... 4,125 4,151,027
GO , 4.00% , 11/01/39 ............... 2,500 2,563,987
GO , 5.00% , 11/01/39 ............... 5,505 5,973,411
GO , 4.00% , 03/01/40 ............... 2,000 2,034,273
GO , 4.00% , 11/01/40 ............... 1,150 1,172,569
GO , 4.00% , 10/01/41 ............... 7,895 8,008,235
GO , 5.00% , 10/01/41 ............... 2,425 2,613,875
GO , 3.00% , 11/01/41 ............... 2,580 2,267,333
GO , 5.00% , 11/01/41 ............... 2,000 2,245,888
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,700,810
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,641,450
GO , 5.00% , 09/01/42 ............... 5,000 5,441,668
GO , 5.00% , 10/01/42 ............... 10,765 11,739,325
GO , 5.00% , 08/01/43 ............... 4,005 4,438,972
GO , 4.00% , 09/01/43 ............... 13,070 13,148,712
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,473,695
GO , 5.00% , 09/01/43 ............... 4,000 4,359,061
GO , 5.00% , 11/01/43
(c)
.............. 2,000 2,202,514

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 2.38% , 12/01/43 ............... USD 925 $ 695,707
Series 2024 , GO , 5.00% , 09/01/44 ...... 1,000 1,090,853
GO , 4.00% , 11/01/44 ............... 975 957,103
GO , 4.00% , 03/01/45 ............... 500 487,006
GO , 5.00% , 04/01/45 ............... 3,145 3,257,192
GO , 4.00% , 08/01/45 ............... 250 243,414
GO , 5.00% , 10/01/45 ............... 1,145 1,228,544
GO , 5.00% , 11/01/45
(c)
.............. 3,000 3,258,733
GO , 3.00% , 03/01/46 ............... 3,000 2,421,021
GO , 4.00% , 03/01/46 ............... 9,960 9,805,868
GO , 5.00% , 08/01/46 ............... 6,500 6,540,313
GO , 5.00% , 09/01/46 ............... 1,000 1,006,922
GO , 5.00% , 12/01/46 ............... 2,000 2,099,406
GO , 5.25% , 09/01/47 ............... 5,045 5,430,399
GO , 5.00% , 10/01/47 ............... 3,850 3,861,508
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,455,454
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,140,049
GO , 4.13% , 03/01/49 ............... 655 647,752
GO , 5.00% , 08/01/49 ............... 4,740 5,076,975
GO , 5.50% , 08/01/49 ............... 3,275 3,639,307
GO , 3.00% , 03/01/50 ............... 505 390,477
GO , 5.00% , 08/01/50 ............... 4,000 4,300,196
GO , 4.00% , 10/01/50 ............... 2,500 2,433,336
GO , 3.00% , 11/01/50 ............... 1,500 1,155,977
GO , 2.38% , 10/01/51 ............... 2,000 1,326,575
GO , 3.00% , 04/01/52 ............... 2,000 1,535,376
GO , 4.25% , 09/01/52 ............... 1,310 1,307,319
GO , 5.00% , 11/01/52 ............... 3,000 3,203,885
GO , 5.25% , 09/01/53 ............... 7,000 7,538,000
GO , 5.25% , 08/01/54 ............... 500 542,225
GO , 5.50% , 08/01/54 ............... 5,000 5,524,233
GO , 5.00% , 03/01/55 ............... 11,505 12,292,446
GO , 5.25% , 08/01/55 ............... 2,665 2,911,309
GO , 5.00% , 11/01/55 ............... 1,000 1,066,424
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,315,000
Series BB , RB , 5.00% , 12/01/25 ........ 240 240,000
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,953,570
Series BG , RB , 5.00% , 12/01/27 ....... 5,000 5,286,435
Series BG , RB , 5.00% , 12/01/28
(c)
...... 5,000 5,425,545
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,067,361
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,851,428
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,821,923
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,943,728
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,783,966
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,643,573
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,321,262
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,078,508
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,154,703
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,008,668
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,210,269
Series BA , RB , 5.00% , 12/01/35 ........ 580 634,444
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... 1,745 1,859,396
Stockton Redevelopment Agency Successor
Agency
Series A , 5.00% , 09/01/30 ............ 1,730 1,760,686
Series A , 5.00% , 09/01/31 ............ 1,825 1,856,676
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,149,339
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,133,361
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,334,797
Series 2025A , GO , 5.00% , 08/01/49 ( BAM ) 3,500 3,737,410
Security
Par (000)
Par (000) Value
California (continued)
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. USD 500 $ 499,997
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 2,006,253
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,183,176
Tustin Unified School District, Series 2025, GO,
5.00%, 08/01/26 ................. 1,000 1,018,036
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 927,308
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,895 2,123,030
University of California
Series 2013AL-4 , RB ,
VRDN,   2.50% , 12/02/25
(b)
......... 1,900 1,900,000
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,012,743
Series 2025BZ , RB , 5.00% , 05/15/26
(c)
... 15,000 15,191,150
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,012,743
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,205,165
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,068,988
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,137,975
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 517,725
Series 2022S , RB , 5.00% , 05/15/29 ..... 3,005 3,292,706
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,607,737
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,361,929
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,038,907
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,410,085
Series 2017AY , RB , 5.00% , 05/15/32 .... 1,035 1,074,228
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,509,690
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,072,051
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,336,368
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,036,254
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,618,091
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,232,042
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,013,204
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,774,607
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,584,755
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 503,696
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 6,070,146
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 11,241,022
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,210,338
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,135,540
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,203,980
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 791,075
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,039,537
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,916,827
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,500,193
Series 2025BZ , RB , 5.00% , 05/15/37 .... 2,175 2,575,209
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,789,872
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,886,579
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,590,871
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 10,093,729
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 680,866
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,569,340
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 4,114,387
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,456,638
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 22,044,841
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,455,253
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 973,405
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,457,970
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 7,250,446
Series 2024BS , RB , 5.00% , 05/15/42 .... 1,000 1,115,578
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,874,690
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,129,155
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,841,020

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024BV , RB , 5.00% , 05/15/43 .... USD 4,000 $ 4,415,649
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,849,580
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 979,442
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,918,146
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,163,728
Series 2020BE , RB , 4.00% , 05/15/47 .... 7,250 7,060,589
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 242,091
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,184,336
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,524,873
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,543,706
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 5,363,739
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,935,912
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 253,851
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,268,941
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,164,992
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,017,068
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 511,887
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 514,891
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,085,381
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,888,512
Ventura Unified School District
Series B , GO , 4.25% , 08/01/51 ........ 1,000 1,000,375
Series 2022A , GO , 4.00% , 08/01/52 ..... 4,430 4,251,717
Victor Valley Union High School District
Series 2009A , GO , 5.75% , 08/01/31 ( AGC ) 1,025 1,044,355
Series 2016B , GO , 4.00% , 08/01/36 ..... 1,000 1,003,832
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,418,292
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,918,170
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,000 2,194,933
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,245,476
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,173,518
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) 6,320 6,724,177
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 249,468
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,578,800
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 2,345 2,104,854
Series A , GO , 0.00% , 08/01/33 ........ 990 785,352
Series B , GO , 0.00% , 08/01/34 ........ 1,250 960,217
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 3,610 2,377,330
3,602,423,696
Total Long-Term Investments — 99 .4%
(Cost: $ 3,605,016,314 ) ............................ 3,602,423,696
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.61%
(d) (e)
......... 366,260 $ 366,297
Total Short-Term Securities — 0.0%
(Cost: $ 366,297 ) ................................. 366,297
Total Investments — 99 .4%
(Cost: $ 3,605,382,611 ) ............................ 3,602,789,993
Other Assets Less Liabilities — 0.6% .................... 22,246,429
Net Assets — 100.0% ...............................
$ 3,625,036,422
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 116,854 $ 249,440
(a)
$ — $ 3 $ — $ 366,297 366,260 $ 9,745 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,602,423,696 $ — $ 3,602,423,696
Short-Term Securities
Money Market Funds ...................................... 366,297 — — 366,297
$ 366,297 $ 3,602,423,696 $ — $ 3,602,789,993

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
California Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
RB Revenue Bonds
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes